Note 2 - Investments and Fair Value Measurement (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale, Realized Gain (Loss), Total	$ 0	$ 0
Other-than-temporary Impairment Loss, Debt Securities, Available-for-Sale	0	0
OCI, Debt Securities, Available-for-Sale, Transfer from Held-to-Maturity, Gain (Loss), before Adjustment, after Tax	$ 0	$ 0